State Street SPDR Portfolio Nasdaq 100 ETF Annual Fund Operating Expenses - State Street SPDR Portfolio Nasdaq 100 ETF - State Street SPDR Portfolio Nasdaq 100 ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.10%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.